FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Financial Risk Management
FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL RISK MANAGEMENT

3.1.	Financial risk factors

The Company is exposed to different financial risks: (a) market risk, (b) credit risk, and (c) liquidity risk. The program overall risk management of the Company aims to minimize the adverse effects of financial risks affecting the company.

(a)	Market risk

Due to the nature of its operations, the Company is exposed to market factors such as: (i) fuel-price risk, (ii) exchange -rate risk, and (iii) interest -rate risk.

The Company has developed policies and procedures for managing market risk, which aim to identify, quantify, monitor and mitigate the adverse effects of changes in market factors mentioned above.

For this, the Administration monitors the evolution of price levels, exchange rates and interest rates, and quantifies their risk exposures (Value at Risk), and develops and implements hedging strategies.

(i)	Fuel-price risk:

Exposition:

For the execution of its operations the Company purchases a fuel called Jet Fuel grade 54 USGC, which is subject to the fluctuations of international fuel prices.

Mitigation:

To cover the risk exposure fuel, the Company operates with derivative instruments (swaps and options) whose underlying assets may be different from Jet Fuel, being possible use West Texas Intermediate (“WTI”) crude, Brent (“BRENT”) crude and distillate Heating Oil (“HO”), which have a high correlation with Jet Fuel and greater liquidity.

Fuel Hedging Results:

During the year ended December 31, 2018, the Company recognized gains of US$ 29.7 million for fuel coverage net of premium. During the same period of 2017, the Company recognized gains of US$ 15.1 million for the same concept.

As of December 31, 2018, the market value of fuel positions amounted to US$ 15.8 million (negative). At the end of December 2017, this market value was US$ 10.7 million (positive).

The following tables show the level of hedge for different periods:

Positions as of December 31, 2018 (*)	Maturities
	Q119	Q219	Q319	Q419	Total

Percentage of coverage over the expected volume of consumption	66%	58%	40%	15%	45%

(*) The volume shown in the table considers all the hedging instruments (swaps and options).

Positions as of December 31, 2017 (*)	Maturities
	Q118	Q218	Q318	Total

Percentage of coverage over the expected volume of consumption	19%	12%	5%	12%

(*) The volume shown in the table considers all the hedging instruments (swaps and options).

Sensitivity analysis

A drop in fuel price positively affects the Company through a reduction in costs. However, also negatively affects contracted positions as these are acquired to protect the Company against the risk of a rise in price. The policy therefore is to maintain a hedge-free percentage in order to be competitive in the event of a drop in price.

The current hedge positions they are booked as cash flow hedge contracts, so a variation in the fuel price has an impact on the Company’s net equity.

The following table shows the sensitivity analysis of the financial instruments according to reasonable changes in the fuel price and their effect on equity. The term of the projection was defined until the end of the last current fuel hedge contract, being the last business day of the fourth quarter of 2019.

The calculations were made considering a parallel movement of US$ 5 per barrel in the curve of the BRENT and JET crude futures benchmark price at the end of December 2018 and the end of December, 2017.

	Positions as of December 31, 2018	Positions as of December 31, 2017
Benchmark price	effect on equity	effect on equity
(US$ per barrel)	(millions of US$)	(millions of US$)

+5	+7.4	+1.8
-5	- 5.5	-3.3

Given the structure of fuel coverage during 2018, considers a hedge-free portion, a vertical drop of 5 dollars in the JET reference price (considered as the monthly average), would have meant an approximate impact US $ 135.2 million of lower fuel costs. For the same period, a vertical rise of $ 5 in the JET reference price (considered as the monthly average) would have meant an impact of approximately US $ 146.5 million of higher fuel costs.

(ii)	Foreign exchange rate risk:

Exposition:

The functional and presentation currency of the Financial Statements of the Parent Company is the US dollar, so that the risk of the Transactional and Conversion exchange rate arises mainly from the Company's business, strategic and accounting operating activities that are expressed in a monetary unit other than the functional currency.

The subsidiaries of LATAM are also exposed to foreign exchange risk whose impact affects the Company's Consolidated Income.

The largest operational exposure to LATAM's exchange risk comes from the concentration of businesses in Brazil, which are mostly denominated in Brazilian Real (BRL), and are actively managed by the company.

At a lower concentration, the Company is also exposed to the fluctuation of other currencies, such as: Euro, Pound sterling, Australian dollar, Colombian peso, Chilean peso, Argentine peso, Paraguayan guarani, Mexican peso, Peruvian nuevo sol and New Zealand dollar.

Mitigation:

The Company mitigates currency risk exposures by contracting derivative instruments or through natural hedges or execution of internal operations.

FX Hedging Results:

With the objective of reducing exposure to the exchange rate risk in the operational cash flows of 2018, and securing the operating margin, LATAM makes hedges using FX derivatives.

As of December 31, 2018, the Company does not maintain hedge derivatives. At the end of December 2017, this market value was US $ 4.4 million (positive).

During the period ended December 31, 2018, the Company recognized gains of US$ 18.3 million for FX net premium coverage. During the same period of 2017, the company recognized losses of US$ 9.7 million for this concept.

As of December 31, 2018, the Company has not subscribed new FX derivatives. By the end of December 2017, the company had contracted FX derivatives for US$ 180 million for BRL.

As of December 31, the company has contracted FX derivatives which have not been recorded under hedge accounting. The market value of these positions amounts to US$ 19.4 million (positive). The premium associated with the contracting of this derivative is accrued linearly during the months elapsed until the expiration of the instrument. The Company registered the derivative as fair value through profits and loss. As of December 31, 2018, the amount recognized in results amounts to US $ 11.7 million (positive) net of premiums.

Sensitivity analysis:

A depreciation of the R$/US$ exchange rate, negatively affects the Company's operating cash flows, however, also positively affects the value of the positions of derivatives contracted.

FX derivatives are recorded as cash flow hedge contracts; therefore, a variation in the exchange rate has an impact on the market value of the derivatives, the changes of which affect the Company's net equity.

As of December 31, 2018, the Company does not have FX derivatives in its portfolio. During 2017, the Company contracted derivative currency swaps to hedge debt issued the same year for a notional UF 8.7 million. As of December 31, 2018, the market value of derivative positions of currency swaps amounted to US$ 15.1 million (positive).

In the case of TAM S.A, whose functional currency is the Brazilian real, a large part of its liabilities are expressed in US dollars. Therefore, when converting financial assets and liabilities, from dollars to reais, they have an impact on the result of TAM S.A., which is consolidated in the Company's Income Statement.

With the objective of reducing the impact on the Company's results caused by appreciations or depreciations of R$/US $, the Company has executed internal operations to reduce the net exposure in US$ for TAM S.A.

The following table shows the variation of financial performance to appreciate or depreciate 10% exchange rate R$/US$:

Appreciation (depreciation)	Effect at December 31, 2018	Effect at December 31, 2017
of R$/US$(*)	Millions of US$	Millions of US$

-10%	+39.8	+80.5
+10%	-39.8	-80.5

(*) Appreciation (depreciation) of US$ regard to the covered currencies.

Effects of exchange rate derivatives in the Financial Statements

The profit or losses caused by changes in the fair value of hedging instruments are segregated between intrinsic value and temporary value. The intrinsic value is the actual percentage of cash flow covered, initially shown in equity and later transferred to income, while the hedge transaction is recorded in income. The temporary value corresponds to the ineffective portion of cash flow hedge which is recognized in the financial results of the Company (Note 19).

Due to the functional currency of TAM S.A. and Subsidiaries is the Brazilian real, the Company presents the effects of the exchange rate fluctuations in Other comprehensive income by converting the Statement of financial position and Income statement of TAM S.A. and Subsidiaries from their functional currency to the U.S. dollar, which is the presentation currency of the consolidated financial statement of LATAM Airlines Group S.A. and Subsidiaries. The Goodwill generated in the Business combination is recognized as an asset of TAM S.A. and Subsidiaries in Brazilian real whose conversion to U.S. dollar also produces effects in other comprehensive income.

The following table shows the change in Other comprehensive income recognized in Total equity in the case of appreciate or depreciate 10% the exchange rate R$/US$:

Appreciation (depreciation)	Effect at December 31, 2018	Effect at December 31, 2017
of R$/US$	Millions of US$	Millions of US$

-10%	+384.73	+386.62
+10%	-314.78	-316.33

(iii)	Interest -rate risk:

Exposition:

The Company is exposed to fluctuations in interest rates affecting the markets future cash flows of the assets, and current and future financial liabilities.

The Company is exposed in one portion to the variations of London Inter-Bank Offer Rate (“LIBOR”) and other interest rates of less relevance are Brazilian Interbank Deposit Certificate ("ILC").

Mitigation:

In order to reduce the risk of an eventual rise in interest rates, the Company has signed interest-rate swap and call option contracts. Currently a 60% (63% at December 31, 2017) of the debt is fixed to fluctuations in interest rate.

Rate Hedging Results:

As of December 31, 2018, the market value of the derivative positions of interest rates amounted to US $ 2.2 million (negative). At the end of December 2017, this market value was US $ 6.6 million (negative).

Sensitivity analysis:

The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease)	Positions as of December 31, 2018	Positions as of December 31, 2017
futures curve	effect on profit or loss before tax	effect on profit or loss before tax
in libor 3 months	(millions of US$)	(millions of US$)

+100 basis points	-29.62	-29.26
-100 basis points	+29.62	+29.26

Much of the current rate derivatives are registered for as hedges of cash flow, therefore, a variation in the exchange rate has an impact on the market value of derivatives, whose changes impact on the Company’s net equity.

The calculations were made increasing (decreasing) vertically 100 basis points of the three-month Libor futures curve, being both reasonably possible scenarios according to historical market conditions.

Increase (decrease)	Positions as of December 31, 2018	Positions as of December 31, 2017
futures curve	effect on equity	effect on equity
in libor 3 months	(millions of US$)	(millions of US$)

+100 basis points	+0.70	+1.9
-100 basis points	-0.71	-1.9

The assumptions of sensitivity calculation must assume that forward curves of interest rates do not necessarily reflect the real value of the compensation flows. Moreover, the structure of interest rates is dynamic over time.

During the periods presented, the Company has no registered amounts by ineffectiveness in consolidated statement of income for this kind of hedging.

(b)	Credit risk

Credit risk occurs when the counterparty to a financial agreement or instrument fails to discharge an obligation due or financial instrument, leading to a loss in market value of a financial instrument (only financial assets, not liabilities).

The Company is exposed to credit risk due to its operative and financial activities, including deposits with banks and financial institutions, investments in other kinds of instruments, exchange-rate transactions and the contracting of derivative instruments or options.

To reduce the credit risk associated with operational activities, the Company has established credit limits to abridge the exposure of their debtors which are monitored permanently (mainly in case of operational activities in Brazil with travel agents).

As a way to mitigate credit risk related to financial activities, the Company requires that the counterparty to the financial activities remain at least investment grade by major Risk Assessment Agencies. Additionally the Company has established maximum limits for investments which are monitored regularly.

(i)	Financial activities

Cash surpluses that remain after the financing of assets necessary for the operation are invested according to credit limits approved by the Company’s Board, mainly in time deposits with different financial institutions, private investment funds, short-term mutual funds, and easily-liquidated corporate and sovereign bonds with short remaining maturities. These investments are booked as Cash and cash equivalents and other current financial assets.

In order to reduce counterparty risk and to ensure that the risk assumed is known and managed by the Company, investments are diversified among different banking institutions (both local and international). The Company evaluates the credit standing of each counterparty and the levels of investment, based on (i) their credit rating, (ii) the equity size of the counterparty, and (iii) investment limits according to the Company’s level of liquidity. According to these three parameters, the Company chooses the most restrictive parameter of the previous three and based on this, establishes limits for operations with each counterparty.

The Company has no guarantees to mitigate this exposure.

(ii)	Operational activities

The Company has four large sales “clusters”: travel agencies, cargo agents, airlines and credit-card administrators. The first three are governed by International Air Transport Association, international (“IATA”) organization comprising most of the airlines that represent over 90% of scheduled commercial traffic and one of its main objectives is to regulate the financial transactions between airlines and travel agents and cargo. When an agency or airline does not pay their debt, they are excluded from operating with IATA’s member airlines. In the case of credit-card administrators, they are fully guaranteed by 100% by the issuing institutions.

The exposure consists of the term granted, which fluctuates between 1 and 45 days.

One of the tools the Company uses for reducing credit risk is to participate in global entities related to the industry, such as IATA, Business Sales Processing (“BSP”), Cargo Account Settlement Systems (“CASS”), IATA Clearing House (“ICH”) and banks (credit cards). These institutions fulfill the role of collectors and distributors between airlines and travel and cargo agencies. In the case of the Clearing House, it acts as an offsetting entity between airlines for the services provided between them. A reduction in term and implementation of guarantees has been achieved through these entities. Currently the sales invoicing of TAM Linhas Aéreas S.A. related with travel agents and cargo agents for domestic transportation in Brazil is done directly by TAM Linhas Aéreas S.A.

Credit quality of financial assets

The external credit evaluation system used by the Company is provided by IATA. Internal systems are also used for particular evaluations or specific markets based on trade reports available on the local market. The internal classification system is complementary to the external one, i.e. for agencies or airlines not members of IATA, the internal demands are greater.

To reduce the credit risk associated with operational activities, the Company has established credit limits to abridge the exposure of their debtors which are monitored permanently (mainly in case of operational activities of TAM Linhas Aéreas S.A. with travel agents).The bad-debt rate in the principal countries where the Company has a presence is insignificant.

(c)	Liquidity risk

Liquidity risk represents the risk that the Company has no sufficient funds to meet its obligations.

Because of the cyclical nature of the business, the operation, and its investment and financing needs related to the acquisition of new aircraft and renewal of its fleet, plus the financing needs, the Company requires liquid funds, defined as cash and cash equivalents plus other short term financial assets, to meet its payment obligations.

The liquid funds, the future cash generation and the capacity to obtain additional funding, through bond issuance and banking loans, will allow the Company to obtain sufficient alternatives to face its investment and financing future commitments.

At December 31, 2018 is US$ 1,404 million (US$ 1,614 million at December 31, 2017), invested in short term instruments through financial high credit rating levels entities.

In addition to the balance of liquid funds, the Company has access to short-term credit lines. As of December 31, 2018, LATAM has credit lines for working capital that are not committed to several banks and additionally has an unused committed line of US $ 600 million (US $ 450 million as of December 31, 2017) subject to availability of collateral.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2018

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters
97.032.000-8	BBVA	Chile	US$	38,625	76,275	-	-	-	114,900	113,000	At Expiration	3.36	3.36
97.032.000-8	BBVA	Chile	UF	-	52,490	-	-	-	52,490	50,785	At Expiration	3.31	3.31
97.036.000-K	SANTANDER	Chile	US$	23,070	-	-	-	-	23,070	23,000	At Expiration	3.90	3.90
97.003.000-K	BANCO DO BRASIL	Chile	US$	201,884	-	-	-	-	201,884	200,000	At Expiration	3.64	3.64
97.951.000-4	HSBC	Chile	US$	12,094	-	-	-	-	12,094	12,000	At Expiration	3.14	3.14

Bank loans
97.023.000-9	CORPBANCA	Chile	UF	5,778	17,086	16,662	-	-	39,526	38,231	Quarterly	3.35	3.35
0-E	BLADEX	U.S.A.	US$	-	15,766	-	-	-	15,766	15,000	Semiannual	6.74	6.74
97.036.000-K	SANTANDER	Chile	US$	1,347	587	102,521	-	-	104,455	102,521	Quarterly	5.60	5.60
76.362.099-9	BTG	Chile	UF	510	1,531	69,435	-	-	71,476	65,862	At Expiration	3.10	3.10

Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	US$	-	84,375	614,375	96,250	724,063	1,519,063	1,200,000	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	18,985	37,970	196,970	213,114	467,039	345,182	At Expiration	5.50	5.50

Guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	743	2,201	5,718	2,086	-	10,748	10,080	Quarterly	3.23	3.23
0-E	BNP PARIBAS	U.S.A.	US$	14,741	61,973	152,826	145,252	250,387	625,179	511,698	Quarterly	4.55	4.55
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	31,336	96,304	248,720	289,251	509,168	1,174,779	952,758	Quarterly	4.47	4.47
0-E	CITIBANK	U.S.A.	US$	12,757	38,398	102,062	77,710	65,232	296,159	269,365	Quarterly	3.82	2.94
0-E	US BANK	U.S.A.	US$	18,406	55,112	146,045	144,670	86,076	450,309	411,684	Quarterly	4.00	2.82
0-E	NATIXIS	France	US$	14,027	42,132	111,528	92,228	124,910	384,825	324,524	Quarterly	4.69	4.69
0-E	PK AirFinance	U.S.A.	US$	2,490	7,663	25,610	3,153	-	38,916	37,615	Monthly	4.15	4.15
0-E	INVESTEC	England	US$	2,004	11,579	26,874	24,367	-	64,824	54,014	Semiannual	7.17	7.17

Otras obligaciones garantizadas
0-E	CREDIT AGRICOLE	France	US$	2,576	8,380	273,122	-	-	284,078	253,692	At Expiration	4.11	4.11
0-E	DVB BANK SE	Germany	US$	28,087	83,260	213,177	122,674	20,274	467,472	422,065	Quarterly	4.42	4.42

Other guaranteed obligations
0-E	ING	U.S.A.	US$	4,025	12,075	12,134	-	-	28,234	26,831	Quarterly	5.70	5.01
0-E	CREDIT AGRICOLE	France	US$	7,618	21,994	27,811	1,684	-	59,107	56,403	Quarterly	3.66	3.31
0-E	CITIBANK	U.S.A.	US$	14,870	44,570	83,389	42,178	-	185,007	172,158	Quarterly	4.40	3.80
0-E	PEFCO	U.S.A.	US$	5,771	13,541	3,899	-	-	23,211	22,407	Quarterly	5.64	5.02
0-E	BNP PARIBAS	U.S.A.	US$	8,467	25,214	26,933	1,641	-	62,255	59,567	Quarterly	3.90	3.58
0-E	WELLS FARGO	U.S.A.	US$	35,458	106,397	282,923	239,168	99,232	763,178	719,338	Quarterly	2.77	2.09
97.036.000-K	SANTANDER	Chile	US$	6,340	19,025	49,945	26,779	-	102,089	95,022	Quarterly	3.68	3.14
0-E	RRPF ENGINE	England	US$	1,167	3,480	9,103	8,826	4,870	27,446	23,012	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,711	5,175	13,640	13,394	760	34,680	31,544	Quarterly	3.93	3.33
0-E	BTMU	U.S.A.	US$	3,489	10,485	27,605	27,062	775	69,416	63,189	Quarterly	4.06	3.46
0-E	NATIXIS	France	US$	4,242	9,870	9,815	563	-	24,490	23,161	Quarterly	4.28	4.12
0-E	KFW IPEX-BANK	Germany	US$	1,764	5,328	5,378	-	-	12,470	12,215	Quarterly	4.20	4.19
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,074	6,197	7,840	-	-	16,111	15,417	Monthly	4.19	4.19

Other loans
0-E	CITIBANK (*)	U.S.A.	US$	25,705	77,703	103,341	-	-	206,749	196,211	Quarterly	6.00	6.00
0-E	Boeing	U.S.A.	US$	559	1,425	55,728	-	-	57,712	55,727	At Expiration	4.01	4.01

Hedge derivative
-	OTHERS	-	US$	1,224	2,484	681	-	-	4,389	4,021	-	0.00	0.00
	Total			534,959	1,039,060	2,866,810	1,555,906	2,098,861	8,095,596	6,989,299

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2018

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	NEDERLANDSCHE
	NCM	Holland	US$	175	499	1,332	55	-	2,061	1,851	Monthly	6.01	6.01

Financial leases
0-E	NATIXIS	France	US$	4,195	7,935	46,780	41,872	-	100,782	95,789	Quarterly / Semiannual	6.87	6.87
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	839	2,433	6,542	-	-	9,814	9,226	Quarterly	4.81	4.81
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,536	32,312	161,778	-	-	205,626	208,224	Quarterly	5.88	5.82
0-E	GA Telesis LLC	U.S.A.	US$	680	1,753	4,675	4,675	11,318	23,101	13,202	Monthly	15.62	15.62
	Total			17,425	44,932	221,107	46,602	11,318	341,384	328,292

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2018

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Trade and other accounts payables
-	OTHERS	OTHERS	US$	356,342	11,773	-	-	-	368,115	368,115	-	0.00	0.00
			CLP	137,296	359	-	-	-	137,655	137,655	-	0.00	0.00
			BRL	250,915	925	-	-	-	251,840	251,840	-	0.00	0.00
			Other currencies	518,448	3,918	-	-	-	522,366	522,366	-	0.00	0.00

Accounts payable to related parties currents
Foreing	Inversora Aeronáutica Argentina S.A.	Argentina	ARS	15	-	-	-	-	15	15	-	0.00	0.00
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	365	-	-	-	-	365	365	-	0.00	0.00
Extranjera	TAM Aviação Executiva e Taxi Aéreo S.A.	Brazil	BRL	2	-	-	-	-	2	2	-	0.00	0.00
	Total			1,263,383	16,975	-	-	-	1,280,358	1,280,358
	Total consolidated			1,815,767	1,100,967	3,087,917	1,602,508	2,110,179	9,717,338	8,597,949

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters
97.032.000-8	BBVA	Chile	US$	75,863	-	-	-	-	75,863	75,000	At Expiration	2.30	2.30
97.032.000-8	BBVA	Chile	UF	-	57,363	-	-	-	57,363	55,801	At Expiration	3.57	2.77
97.036.000-K	SANTANDER	Chile	US$	30,131	-	-	-	-	30,131	30,000	At Expiration	2.49	2.49
97.030.000-7	ESTADO	Chile	US$	40,257	-	-	-	-	40,257	40,000	At Expiration	2.57	2.57
97.003.000-K	BANCO DO BRASIL	Chile	US$	100,935	-	-	-	-	100,935	100,000	At Expiration	2.40	2.40
97.951.000-4	HSBC	Chile	US$	12,061	-	-	-	-	12,061	12,000	At Expiration	2.03	2.03

Bank loans
97.023.000-9	CORPBANCA	Chile	UF	22,082	22,782	43,430	-	-	88,294	84,664	Quarterly	3.68	3.68
0-E	BLADEX	U.S.A.	US$	-	16,465	15,628	-	-	32,093	30,000	Semiannual	5.51	5.51
97.036.000-K	SANTANDER	Chile	US$	2,040	3,368	202,284	-	-	207,692	202,284	Quarterly	4.41	4.41

Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	US$	-	84,375	650,625	96,250	772,188	1,603,438	1,200,000	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	20,860	41,720	226,379	245,067	534,026	379,274	At Expiration	5.50	5.50

Guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	8,368	25,415	56,305	12,751	-	102,839	98,091	Quarterly	2.66	2.22
0-E	BNP PARIBAS	U.S.A.	US$	14,498	59,863	148,469	145,315	313,452	681,597	575,221	Quarterly	3.41	3.40
0-E	WELLS FARGO	U.S.A.	US$	30,764	92,309	246,285	246,479	245,564	861,401	808,987	Quarterly	2.46	1.75
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	32,026	95,042	253,469	244,836	676,474	1,301,847	1,034,853	Quarterly	4.48	4.48
0-E	CITIBANK	U.S.A.	US$	14,166	42,815	114,612	112,435	102,045	386,073	351,217	Quarterly	3.31	2.47
0-E	BTMU	U.S.A.	US$	3,292	9,997	26,677	26,704	14,133	80,803	74,734	Quarterly	2.87	2.27
0-E	APPLE BANK	U.S.A.	US$	1,611	4,928	13,163	13,196	7,369	40,267	37,223	Quarterly	2.78	2.18
0-E	US BANK	U.S.A.	US$	18,485	55,354	146,709	145,364	158,236	524,148	472,833	Quarterly	4.00	2.82
0-E	DEUTSCHE BANK	U.S.A.	US$	4,043	12,340	32,775	32,613	32,440	114,211	96,906	Quarterly	4.39	4.39
0-E	NATIXIS	France	US$	18,192	54,952	129,026	105,990	166,011	474,171	413,011	Quarterly	3.42	3.40
0-E	PK AirFinance	U.S.A.	US$	2,375	7,308	20,812	18,104	-	48,599	46,500	Monthly	3.18	3.18
0-E	KFW IPEX-BANK	Germany	US$	2,570	7,111	16,709	1,669	-	28,059	26,888	Quarterly	3.31	3.31
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,033	6,107	15,931	-	-	24,071	22,925	Monthly	3.19	3.19
0-E	INVESTEC	England	US$	1,930	11,092	26,103	26,045	11,055	76,225	63,378	Semiannual	6.04	6.04

Other guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	1,757	5,843	246,926	-	-	254,526	241,287	At Expiration	3.38	3.38

Financial leases
0-E	ING	U.S.A.	US$	5,890	12,076	28,234	-	-	46,200	42,957	Quarterly	5.67	5.00
0-E	CITIBANK	U.S.A.	US$	12,699	38,248	91,821	51,222	2,880	196,870	184,274	Quarterly	3.78	3.17
0-E	PEFCO	U.S.A.	US$	13,354	34,430	23,211	-	-	70,995	67,783	Quarterly	5.46	4.85
0-E	BNP PARIBAS	U.S.A.	US$	13,955	35,567	50,433	2,312	-	102,267	98,105	Quarterly	3.66	3.25
0-E	WELLS FARGO	U.S.A.	US$	12,117	38,076	98,424	66,849	21,253	236,719	221,113	Quarterly	3.17	2.67
97.036.000-K	SANTANDER	Chile	US$	6,049	18,344	48,829	47,785	3,156	124,163	117,023	Quarterly	2.51	1.96
0-E	RRPF ENGINE	England	US$	370	3,325	8,798	8,692	9,499	30,684	25,983	Monthly	4.01	4.01

Other loans
0-E	CITIBANK (*)	U.S.A.	US$	25,783	77,810	206,749	-	-	310,342	285,891	Quarterly	6.00	6.00

Hedge derivative
-	Others	-	US$	5,656	6,719	6,228	-	-	18,603	17,407	-	0.00	0.00
	Total			535,352	960,284	3,010,385	1,630,990	2,780,822	8,917,833	7,633,613

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans
0-E	NEDERLANDSCHE
	CREDIETVERZEKERING MAATSCHAPPIJ	Holland	US$	176	497	1,332	722	-	2,727	2,382	Monthly	6.01	6.01

Financial leases
0-E	NATIXIS	France	US$	4,248	7,903	23,141	71,323	-	106,615	99,036	Quarterly / Semiannual	5.59	5.59
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	837	2,411	6,509	3,277	-	13,034	12,047	Quarterly	3.69	3.69
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,735	32,230	204,836	-	-	248,801	244,513	Quarterly	4.87	4.81
0-E	BANCO IBM S.A	Brazil	BRL	34	-	-	-	-	34	21	Monthly	6.89	6.89
0-E	SOCIÉTÉ GÉNÉRALE	France	BRL	161	12	-	-	-	173	109	Monthly	6.89	6.89
	Total			17,191	43,053	235,818	75,322	-	371,384	358,108

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Trade and other accounts payables
-	OTHERS	OTHERS	ThUS$	566,838	-	-	-	-	566,838	566,838	-	0.00	0.00
			CLP	165,299	-	-	-	-	165,299	165,299	-	0.00	0.00
			BRL	315,605	-	-	-	-	315,605	315,605	-	0.00	0.00
			Other currencies	290,244	11,215	-	-	-	301,459	301,459	-	0.00	0.00

Accounts payable to related parties currents
78.997.060-2	Viajes Falabella Ltda.	Chile	CLP	534	-	-	-	-	534	534	-	0.00	0.00
0-E	Inversora Aeronáutica Argentina	Argentina	ThUS$	4	-	-	-	-	4	4	-	0.00	0.00
0-E	Consultoría Administrativa Profesional S.A. de C.V.	Mexico	MXN	210	-	-	-	-	210	210	-	0.00	0.00
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	12	-	-	-	-	12	12	-	0.00	0.00
	Total			1,338,746	11,215	-	-	-	1,349,961	1,349,961
	Total consolidated			1,891,289	1,014,552	3,246,203	1,706,312	2,780,822	10,639,178	9,341,682

The Company has fuel, interest rate and exchange rate hedging strategies involving derivatives contracts with different financial institutions. The Company has margin facilities with each financial institution in order to regulate the mutual exposure produced by changes in the market valuation of the derivatives.

At the end of 2017, the Company had delivered US$ 16.4 million in guarantees for derivative margins, corresponding to cash and standby letters of credit. As of December 31, 2018, US$ 5.0 million were delivered in guarantees corresponding to cash and standby letters of credit. The decrease was due to: i) the expiration of hedge contracts, ii) acquisition of new fuel contracts, and iii) changes in fuel prices, changes in exchange rates and interest rates.

3.2.	Capital risk management

The Company’s objectives, with respect to the management of capital, are (i) to comply with the restrictions of minimum equity and (ii) to maintain an optimal capital structure.

The Company monitors its contractual obligations and the regulatory limitations in the different countries where the entities of the group are domiciled to assure they meet the limit of minimum net equity, where the most restrictive limitation is to maintain a positive net equity.

Additionally, the Company periodically monitors the short and long term cash flow projections to assure the Company has adequate sources of funding to generate the cash requirement to face its investment and funding future commitments.

The Company international credit rating is the consequence of the Company capacity to face its long terms financing commitments. As of December 31, 2018 the Company has an international long term credit rating of BB- with stable outlook by Standard & Poor’s, a B+ rating with positive outlook by Fitch Ratings and a Ba3 rating with stable outlook by Moody’s.

3.3.	Estimates of fair value.

At December 31, 2018, the Company maintained financial instruments that should be recorded at fair value. These are grouped into two categories:

1.	Hedge Instruments:

This category includes the following instruments:

-	Interest rate derivative contracts,
-	Fuel derivative contracts,
-	Currency derivative contracts.

2.	Financial Investments:

This category includes the following instruments:

-	Investments in short-term Mutual Funds (cash equivalent)
-	Private investment funds.

The Company has classified the fair value measurement using a hierarchy that reflects the level of information used in the assessment. This hierarchy consists of 3 levels (I) fair value based on quoted prices in active markets for identical assets or liabilities, (II) fair value calculated through valuation methods based on inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) and (III) fair value based on inputs for the asset or liability that are not based on observable market data.

The fair value of financial instruments traded in active markets, such as investments acquired for trading, is based on quoted market prices at the close of the period using the current price of the buyer. The fair value of financial assets not traded in active markets (derivative contracts) is determined using valuation techniques that maximize use of available market information. Valuation techniques generally used by the Company are quoted market prices of similar instruments and / or estimating the present value of future cash flows using forward price curves of the market at period end.

The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2018				As of December 31, 2017
		Fair value measurements using values				Fair value measurements using values
		considered as				considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	43,653	43,653	-	-	29,658	29,658	-	-
Short-term mutual funds	43,653	43,653	-	-	29,658	29,658	-	-

Other financial assets, current	366,573	343,218	23,355	-	536,001	473,653	62,348	-
Fair value interest rate derivatives	19,460	-	19,460	-	3,113	-	3,113	-
Fair value of fuel derivatives	-	-	-	-	10,711	-	10,711	-
Fair value of foreign currency derivative	3,895	-	3,895	-	48,322	-	48,322	-
Accrued interest since the last payment date Swap of currencies	-	-	-	-	202	-	202	-
Derivative not recognized as a hedge	19,396	19,396	-	-	-	-	-	-
Private investment funds	322,428	322,428	-	-	472,232	472,232	-	-
Domestic and foreign bonds	1,394	1,394	-	-	1,421	1,421	-	-

Other financial assets, not current	-	-	-	-	519	-	519	-
Fair value derived from foreign currency	-	-	-	-	519	-	519	-

Liabilities
Other financial liabilities, current	33,633	7,712	25,921	-	12,200	-	12,200	-
Fair value of interest rate derivatives	335	-	335	-	8,919	-	8,919	-
Fair value of fuel derivatives	15,678	-	15,678	-	-	-	-	-
Fair value of foreign currency derivatives	7,587	-	7,587	-	2,092	-	2,092	-
Interest accrued since the last payment date of Currency Swap	2,321	-	2,321	-	1,189	-	1,189	-
Derivative not recognized as a hedge	7,712	7,712	-	-	-	-	-	-
Other financial liabilities, non current	340	-	340	-	2,617	-	2,617	-
Fair value of interest rate derivatives	-	-	-	-	2,617	-	2,617	-
Interest accrued since the last date of Swap interest rates	340	-	340	-	-	-	-	-

Additionally, at December 31, 2018, the Company has financial instruments which are not recorded at fair value. In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2018		As of December 31, 2017
	Book	Fair	Book	Fair
	value	value	value	value
	ThUS$	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	1,037,989	1,037,989	1,112,346	1,112,346
Cash on hand	8,974	8,974	8,562	8,562
Bank balance	331,218	331,218	330,430	330,430
Overnight	282,164	282,164	239,292	239,292
Time deposits	415,633	415,633	534,062	534,062
Other financial assets, current	17,411	17,411	23,918	23,918
Other financial assets	17,411	17,411	23,918	23,918
Trade debtors, other accounts receivable and Current accounts receivable	1,162,582	1,162,582	1,214,050	1,214,050
Accounts receivable from entities related, current	2,931	2,931	2,582	2,582
Other financial assets, not current	58,700	58,700	87,571	87,571
Accounts receivable, non-current	5,381	5,381	6,891	6,891

Other current financial liabilities	1,397,156	1,578,835	1,288,749	1,499,495
Accounts payable for trade and other accounts payable, current	1,674,303	1,674,303	1,695,202	1,695,202
Accounts payable to entities related, current	382	382	760	760
Other financial liabilities, not current	5,864,570	5,893,387	6,602,891	6,738,872
Accounts payable, not current	483,656	483,656	498,832	498,832

The book values of accounts receivable and payable are assumed to approximate their fair values, due to their short-term nature. In the case of cash on hand, bank balances, overnight, time deposits and accounts payable, non-current, fair value approximates their carrying values.

The fair value of other financial liabilities is estimated by discounting the future contractual cash flows at the current market interest rate for similar financial instruments (Level II). In the case of Other financial assets, the valuation was performed according to market prices at period end.